Capital Management - Schedule of Total Managed Capital (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Total Managed Capital [Abstract]
Share capital	$ 78,747,983	$ 61,752,305
Total	$ 78,747,983	$ 61,752,305